Schedule of Investments (unaudited) July 31, 2019	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 94.3%

Argentina — 0.0%
YPF SA — ADR	20	$329

Australia — 0.3%
Newcrest Mining Ltd.	609	14,698

Bermuda — 0.1%
Marvell Technology Group Ltd.	196	5,147

Brazil — 1.2%
Azul SA — ADR(a)	1,034	42,084
Notre Dame Intermedica Participacoes SA	1,974	22,604

		64,688

Canada — 1.9%
Enbridge, Inc.	1,214	40,546
Suncor Energy, Inc.	156	4,476
TC Energy Corp.	943	46,171
Wheaton Precious Metals Corp.	511	13,358

		104,551

Chile — 0.0%
Cia Cervecerias Unidas SA — ADR	86	2,405

China — 2.4%
Alibaba Group Holding Ltd. — ADR(a)	329	56,953
Tencent Holdings Ltd.	1,400	65,230
Want Want China Holdings Ltd.	5,000	3,889
Yum China Holdings, Inc.	81	3,686

		129,758

Czech Republic — 0.1%
CEZ AS	138	3,094

Denmark — 0.1%
Novo Nordisk A/S, Class B	131	6,290

France — 4.4%
Danone SA	894	77,589
Dassault Aviation SA	11	15,099
EssilorLuxottica SA	67	9,070
Safran SA	293	42,063
Sanofi SA	78	6,500
Sodexo SA	324	37,176
TOTAL SA	562	29,129
Unibail-Rodamco-Westfield	140	18,753

		235,379

Germany — 3.0%
Bayer AG, Registered Shares	338	21,892
Fresenius SE & Co. KGaA	714	35,677
Knorr-Bremse AG	324	32,890

Security	Shares	Value

Germany (continued)
Siemens AG, Registered Shares	645	$70,197

		160,656

Hong Kong — 1.5%
CK Infrastructure Holdings Ltd.	500	3,876
CLP Holdings Ltd.	500	5,436
Hang Lung Properties Ltd.	2,000	4,708
HKT Trust & HKT Ltd.(b)	2,000	3,199
Jardine Matheson Holdings Ltd.	83	5,038
Link REIT	500	5,816
Sun Hung Kai Properties Ltd.	3,000	48,346
Swire Pacific Ltd., Class A	500	5,699

		82,118

Indonesia — 0.1%
Bank Central Asia Tbk PT	1,900	4,171

Italy — 1.3%
Enel SpA	4,840	33,109
RAI Way SpA(c)	1,958	11,596
Telecom Italia SpA(a)	14,202	7,985
Telecom Italia SpA, Non-Convertible Savings Shares	640	340
UniCredit SpA	1,601	18,851

		71,881

Japan — 9.9%
Ajinomoto Co., Inc.	1,800	32,253
Alfresa Holdings Corp.	100	2,411
Alps Alpine Co. Ltd.	68	1,238
Astellas Pharma, Inc.	2,100	29,761
Canon Marketing Japan, Inc.	100	1,915
Daikin Industries Ltd.	100	12,412
Denso Corp.	500	21,223
East Japan Railway Co.	400	36,670
Exedy Corp.	100	2,039
GS Yuasa Corp.	100	1,870
Hino Motors Ltd.	200	1,604
Hoya Corp.	400	30,673
Japan Airlines Co. Ltd.	1,400	43,841
Japan Aviation Electronics Industry Ltd.	200	2,786
Kamigumi Co. Ltd.	100	2,299
Kinden Corp.	400	6,051
Koito Manufacturing Co. Ltd.	300	14,998
Kuraray Co. Ltd.	100	1,183
Mabuchi Motor Co. Ltd.	100	3,452
Maeda Road Construction Co. Ltd.	100	2,122
Medipal Holdings Corp.	100	2,124
Murata Manufacturing Co. Ltd.	1,000	45,791
Nippo Corp.	100	1,905
Nippon Television Holdings, Inc.	200	2,753
Okumura Corp.	100	2,849
Olympus Corp.	1,000	10,903
Seino Holdings Co Ltd.	100	1,246
Shin-Etsu Chemical Co. Ltd.	400	40,726

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Stanley Electric Co. Ltd.	100	$2,480
Subaru Corp.	1,600	37,290
Suzuki Motor Corp.	1,000	39,109
Toagosei Co. Ltd.	300	3,104
Toda Corp.	500	2,739
Tokyo Gas Co. Ltd.	1,300	32,450
Tokyo Steel Manufacturing Co. Ltd.	400	3,038
Toyota Industries Corp.	400	20,766
TV Asahi Holdings Corp.	100	1,640
Yamato Kogyo Co. Ltd.	100	2,587
ZOZO, Inc.	1,300	24,513

		528,814

Netherlands — 4.1%
ABN AMRO Group NV CVA(c)	2,904	58,131
Adyen NV(a)(c)	6	4,533
Koninklijke Philips NV	1,490	69,897
Royal Dutch Shell PLC, Class B	2,817	88,975

		221,536

Portugal — 0.1%
Jeronimo Martins SGPS SA	194	3,130

Singapore — 1.0%
CapitaLand Ltd.	15,500	40,607
ComfortDelGro Corp. Ltd.	1,800	3,528
Singapore Telecommunications Ltd.	1,300	3,136
United Overseas Bank Ltd.	200	3,810

		51,081

South Korea — 0.7%
KT&G Corp.	268	21,762
LG Chem Ltd.	13	3,677
NCSoft Corp.	8	3,256
POSCO	18	3,393
S-Oil Corp.	29	2,291
SK Telecom Co. Ltd.	13	2,721
Woongjin Coway Co. Ltd.	34	2,411

		39,511

Spain — 1.0%
Cellnex Telecom SA(a)(c)	1,410	52,732

Switzerland — 1.6%
Ferguson PLC(a)	348	25,895
Nestle SA, Registered Shares	559	59,303

		85,198

Taiwan — 2.5%
Cathay Financial Holding Co. Ltd.	2,000	2,611
Chunghwa Telecom Co. Ltd.	6,000	20,757
Far EasTone Telecommunications Co. Ltd.	4,000	9,182
Formosa Chemicals & Fibre Corp.	1,000	3,042
Formosa Petrochemical Corp.	1,000	3,390

Security	Shares	Value

Taiwan (continued)
Formosa Plastics Corp.	1,000	$3,217
Fubon Financial Holding Co. Ltd.	3,000	4,147
Hon Hai Precision Industry Co. Ltd.	2,000	5,014
Nan Ya Plastics Corp.	1,000	2,283
Taiwan Mobile Co. Ltd.	3,000	10,564
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	65,784
Uni-President Enterprises Corp.	2,000	5,177

		135,168

Thailand — 0.4%
Advanced Info Service PCL, Foreign Registered Shares	700	4,830
Intouch Holdings PCL, Class F	2,000	4,146
PTT Global Chemical PCL, Foreign Registered Shares	1,800	3,541
Siam Cement PCL, Foreign Registered Shares	300	4,233
Thai Beverage PCL	1,700	1,030
Thai Oil PCL, Foreign Registered Shares — NVDR	1,200	2,692

		20,472

United Arab Emirates — 0.4%
NMC Health PLC	646	19,292

United Kingdom — 2.5%
GW Pharmaceuticals PLC — ADR(a)	30	4,869
HSBC Holdings PLC	4,059	32,507
Kingfisher PLC	7,657	20,673
Liberty Global PLC, Class A(a)	764	20,376
Vodafone Group PLC	30,978	56,379

		134,804

United States — 53.7%
AbbVie, Inc.	413	27,514
Accenture PLC, Class A	30	5,777
Adobe, Inc.(a)	42	12,552
Agilent Technologies, Inc.	520	36,093
Air Products & Chemicals, Inc.	300	68,481
Alphabet, Inc., Class A(a)	141	171,766
Altria Group, Inc.	971	45,705
Amazon.com, Inc.(a)	47	87,739
Anthem, Inc.	307	90,445
Apple, Inc.	617	131,446
Applied Materials, Inc.	229	11,306
Bank of America Corp.	512	15,708
Becton Dickinson & Co.	124	31,347
Biogen, Inc.(a)	65	15,458
Charles Schwab Corp.	571	24,679
Charter Communications, Inc., Class A(a)	147	56,651
Cisco Systems, Inc.	199	11,025
Citigroup, Inc.	369	26,258

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Citrix Systems, Inc.	85	$8,010
Clear Channel Outdoor Holdings, Inc.(a)	474	1,436
Colgate-Palmolive Co.	689	49,429
Comcast Corp., Class A	1,801	77,749
Corning, Inc.	150	4,613
CVS Health Corp.	359	20,057
DaVita, Inc.(a)	516	30,883
Dollar Tree, Inc.(a)	380	38,665
Dover Corp.	345	33,413
Dropbox, Inc., Class A(a)	1,353	31,877
DuPont de Nemours, Inc.	217	15,659
Emerson Electric Co.	1,013	65,723
Equinix, Inc.	64	32,134
Equity Residential	166	13,096
Facebook, Inc., Class A(a)	156	30,300
FleetCor Technologies, Inc.(a)	216	61,381
Gilead Sciences, Inc.	539	35,315
HCA Healthcare, Inc.	184	24,566
IAA, Inc.(a)	19	888
iHeartMedia, Inc., Class A(a)	24	359
Intuit, Inc.	46	12,756
Johnson & Johnson	604	78,653
JPMorgan Chase & Co.	1,014	117,624
Liberty Broadband Corp., Class A(a)	204	20,031
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	615	25,602
Lowe’s Cos., Inc.	243	24,640
Marathon Petroleum Corp.	225	12,688
Marsh & McLennan Cos., Inc.	593	58,588
Mastercard, Inc., Class A	29	7,896
Merck & Co., Inc.	496	41,163
Microsoft Corp.	1,182	161,071
Morgan Stanley	562	25,043
Motorola Solutions, Inc.	39	6,472
Newmont Goldcorp Corp.	665	24,286
NextEra Energy, Inc.	258	53,450
ONEOK, Inc.	959	67,207
Oracle Corp.	407	22,914
PayPal Holdings, Inc.(a)	71	7,838
Pfizer, Inc.	1,498	58,182
QUALCOMM, Inc.	261	19,095
Raytheon Co.	438	79,843
Regions Financial Corp.	480	7,646
salesforce.com, Inc.(a)	91	14,060
Sempra Energy	182	24,648
SunTrust Banks, Inc.	633	42,158
Target Corp.	101	8,726
Texas Instruments, Inc.	138	17,251
TJX Cos., Inc.	387	21,115

Security	Shares	Value

United States (continued)
Uber Technologies, Inc.(a)	1,153	$48,587
United Technologies Corp.	436	58,250
UnitedHealth Group, Inc.	256	63,747
Verizon Communications, Inc.	924	51,070
Visa, Inc., Class A	45	8,010
Wells Fargo & Co.	930	45,021
Welltower, Inc.	114	9,476
Williams Cos., Inc.	2,917	71,875
Xilinx, Inc.	107	12,221

		2,874,406

Total Common Stocks — 94.3% (Cost — $4,682,622)		5,051,309

Preferred Stocks — 0.7%

Brazil — 0.1%
Itau Unibanco Holding SA, Preference Shares, 0.00%	650	5,930

Germany — 0.6%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	310	31,966

Total Preferred Stocks — 0.7% (Cost — $36,859)		37,896

Total Long-Term Investments — 95.0% (Cost — $4,719,481)		5,089,205

Short-Term Securities — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20%(d)(e)	299,445	299,445

Total Short-Term Securities — 5.6% (Cost — $299,445)		299,445

Options Purchased — 0.4% (Cost — $20,307)		20,338

Total Investments Before Options Written — 101.0% (Cost — $5,039,233)		5,408,988

Options Written — (0.1)% (Premiums Received — $8,015)		(7,017)

Total Investments, Net of Options Written — 100.9% (Cost — $5,031,218)		5,401,971

Liabilities in Excess of Other Assets — (0.9)%		(46,316)

Net Assets — 100.0%		$5,355,655

(a)	Non-income producing security.

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock GA Dynamic Equity Fund

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.
(e)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	134,892	164,553	299,445	$299,445	$4,410	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
HKD	Hong Kong Dollar
JPY	Japanese Yen
TWD	Taiwan New Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
OTC	Over-the-Counter
PCL	Public Company Limited
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	2	08/29/19	$44	$(1,113)
FTSE 100 Index	1	09/20/19	92	2,479
S&P 500 E-Mini Index	3	09/20/19	447	6,688

				8,054

Short Contracts
HSCEI Index	1	08/29/19	68	1,218
MSCI Taiwan Index	3	08/29/19	119	471
KOSPI Index	1	09/11/19	56	2,037
Yen Denom Nikkei Index	2	09/12/19	196	361

				4,087

				$12,141

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock GA Dynamic Equity Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	81,308	HKD	635,000	Deutsche Bank AG	10/21/19	$153
USD	125,602	JPY	13,463,000	BNP Paribas S.A.	10/21/19	1,109

						1,262

USD	114,727	TWD	3,605,052	Credit Suisse International	09/23/19	(1,301)
AUD	155,000	USD	109,287	JPMorgan Chase Bank N.A.	10/21/19	(3,010)
CHF	70,000	USD	71,552	JPMorgan Chase Bank N.A.	10/21/19	(661)

						(4,972)

	Net unrealized depreciation					$(3,710)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	Morgan Stanley & Co. International PLC	58	09/20/19	USD	212.50	USD	12	$403
Facebook, Inc., Class A	UBS AG	83	09/20/19	USD	185.00	USD	16	1,131
FedEx Corp.	Citibank N.A.	67	10/18/19	USD	170.00	USD	11	608
Lowe’s Cos., Inc.	Nomura International PLC	113	10/18/19	USD	97.50	USD	11	856
QUALCOMM, Inc.	Morgan Stanley & Co. International PLC	176	10/18/19	USD	70.00	USD	13	1,047
Alibaba Group Holding Ltd. — ADR	Citibank N.A.	72	11/22/19	USD	167.00	USD	12	1,142
Emerson Electric Co.	Bank of America N.A.	333	12/20/19	USD	65.00	USD	22	1,181
Facebook, Inc., Class A	UBS AG	172	12/20/19	USD	195.00	USD	33	2,481
Marathon Petroleum Corp.	Morgan Stanley & Co. International PLC	297	12/20/19	USD	55.00	USD	17	1,572
Agilent Technologies, Inc.	Nomura International PLC	75	01/17/20	USD	71.00	USD	5	319
Alibaba Group Holding Ltd. — ADR	Bank of America N.A.	64	01/17/20	USD	162.50	USD	11	1,335
Alphabet, Inc., Class A	JPMorgan Chase Bank N.A.	21	01/17/20	USD	1,315.00	USD	26	751
BP PLC	Nomura International PLC	871	01/17/20	USD	45.00	USD	35	205
FedEx Corp.	Credit Suisse International	147	01/17/20	USD	162.00	USD	25	2,648
Johnson & Johnson	Bank of America N.A.	125	01/17/20	USD	155.00	USD	16	37
Kroger Co.	Nomura International PLC	342	01/17/20	USD	25.00	USD	7	145
Lowe’s Cos., Inc.	Nomura International PLC	118	01/17/20	USD	98.00	USD	12	1,109
Marathon Petroleum Corp.	Citibank N.A.	438	01/17/20	USD	64.00	USD	25	937
QUALCOMM, Inc.	Citibank N.A.	184	01/17/20	USD	71.00	USD	13	1,314
Schlumberger Ltd.	Credit Suisse International	229	01/17/20	USD	45.00	USD	9	247
Taiwan Semiconductor Manufacturing Co. Ltd.	Credit Suisse International	527	01/17/20	USD	46.00	USD	22	870

								$20,338

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
FedEx Corp.	Citibank N.A.	67	10/18/19	USD	195.00	USD	11	$(93)
Lowe’s Cos., Inc.	Nomura International PLC	113	10/18/19	USD	115.00	USD	11	(98)
QUALCOMM, Inc.	Morgan Stanley & Co. International PLC	176	10/18/19	USD	85.00	USD	13	(144)
Alibaba Group Holding Ltd. — ADR	Citibank N.A.	72	11/22/19	USD	195.00	USD	12	(300)
Emerson Electric Co.	Bank of America N.A.	333	12/20/19	USD	75.00	USD	22	(200)
Facebook, Inc., Class A	UBS AG	172	12/20/19	USD	225.00	USD	33	(697)

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock GA Dynamic Equity Fund

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Marathon Petroleum Corp.	Morgan Stanley & Co. International PLC	297	12/20/19	USD	65.00	USD	17	$(458)
Agilent Technologies, Inc.	Nomura International PLC	75	01/17/20	USD	81.00	USD	5	(75)
Alibaba Group Holding Ltd. — ADR	Bank of America N.A.	64	01/17/20	USD	202.50	USD	11	(317)
FedEx Corp.	Credit Suisse International	147	01/17/20	USD	190.00	USD	25	(809)
Lowe’s Cos., Inc.	Nomura International PLC	118	01/17/20	USD	115.00	USD	12	(292)
Marathon Petroleum Corp.	Citibank N.A.	438	01/17/20	USD	73.00	USD	25	(307)
QUALCOMM, Inc.	Citibank N.A.	184	01/17/20	USD	86.00	USD	13	(333)
Taiwan Semiconductor Manufacturing Co. Ltd.	Credit Suisse International	527	01/17/20	USD	51.00	USD	22	(276)

								(4,399)

Put
FedEx Corp.	Citibank N.A.	33	10/18/19	USD	140.00	USD	6	(36)
Alibaba Group Holding Ltd. — ADR	Citibank N.A.	47	11/22/19	USD	140.00	USD	8	(85)
Emerson Electric Co.	Bank of America N.A.	166	12/20/19	USD	55.00	USD	11	(177)
Agilent Technologies, Inc.	Nomura International PLC	65	01/17/20	USD	61.00	USD	5	(128)
Alibaba Group Holding Ltd. — ADR	Bank of America N.A.	42	01/17/20	USD	135.00	USD	7	(91)
BP PLC	Nomura International PLC	871	01/17/20	USD	36.00	USD	35	(819)
FedEx Corp.	Credit Suisse International	83	01/17/20	USD	130.00	USD	14	(159)
Johnson & Johnson	Bank of America N.A.	125	01/17/20	USD	109.00	USD	16	(176)
Kroger Co.	Nomura International PLC	170	01/17/20	USD	21.00	USD	4	(279)
Lowe’s Cos., Inc.	Nomura International PLC	84	01/17/20	USD	80.00	USD	9	(108)
QUALCOMM, Inc.	Citibank N.A.	92	01/17/20	USD	57.00	USD	7	(133)
Taiwan Semiconductor Manufacturing Co. Ltd.	Credit Suisse International	263	01/17/20	USD	39.00	USD	11	(427)

								(2,618)

								$(7,017)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock GA Dynamic Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$329	$—	$—	$329
Australia	—	14,698	—	14,698
Bermuda	5,147	—	—	5,147
Brazil	64,688	—	—	64,688
Canada	104,551	—	—	104,551
Chile	2,405	—	—	2,405
China	60,639	69,119	—	129,758
Czech Republic	—	3,094	—	3,094
Denmark	—	6,290	—	6,290
France	148,617	86,762	—	235,379
Germany	32,890	127,766	—	160,656
Hong Kong	3,199	78,919	—	82,118
Indonesia	—	4,171	—	4,171
Italy	11,596	60,285	—	71,881
Japan	—	528,814	—	528,814
Netherlands	—	221,536	—	221,536
Portugal	—	3,130	—	3,130
Singapore	—	51,081	—	51,081
South Korea	5,667	33,844	—	39,511
Spain	—	52,732	—	52,732
Switzerland	—	85,198	—	85,198
Taiwan	10,564	124,604	—	135,168
Thailand	14,612	5,860	—	20,472
United Arab Emirates	—	19,292	—	19,292
United Kingdom	25,245	109,559	—	134,804
United States	2,874,406	—	—	2,874,406
Preferred Stocks	5,930	31,966	—	37,896
Short-Term Securities	299,445	—	—	299,445
Options Purchased :
Equity contracts	—	20,338	—	20,338

	$3,669,930	$1,739,058	$—	$5,408,988

Derivative Financial Instruments(a)
Assets:
Equity contracts	$13,254	$—	$—	$13,254
Forward foreign currency contracts	—	1,262	—	1,262
Liabilities:
Equity contracts	(1,113)	(7,017)	—	(8,130)
Forward foreign currency contracts	—	(4,972)	—	(4,972)

	$12,141	$(10,727)	$—	$1,414

(a)

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

7